UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

Sims Total Return Fund, Inc.

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Address of principal executive offices)

David C. Sims, Vice President

Sims Capital Management LLC

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ANNUAL REPORT Sims Total Return Fund June 30, 2018

SIMS TOTAL RETURN FUND

Table of Contents

Message to Shareholders	2
Fund Performance Comparison	3
Graphical Illustration	4
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	13
Directors and Officers	14
Expense Example	15
Additional Information	16

SIMS TOTAL RETURN FUND MESSAGE TO SHAREHOLDERS June 30, 2018 (Unaudited)

Fellow Shareholder,

The S&P 500* (total return) index rose 2.65% for the first six months of 2018, while our Fund’s net asset value fell 2.93%. The Fund performed okay, in light of the current enthusiasm for high-growth technology stocks, including the so-called FAANG stocks (Facebook, Apple, Amazon, Netflix and Google). Some consumer company share prices dimmed as they were viewed as staid and boring; the attractive prices created investment opportunities, though the lower prices dragged on performance in the period.

Over the last year, we have continued to make tweaks to the portfolio, in order to improve the portfolio given the available prices. We sold Verizon since its return on assets was too low; we sold eBay since we had an attractive price; we sold General Electric since its future is much more uncertain than in the past; we sold Automatic Data Processing and Paychex since there were attractive prices offered for the shares. In general, we like the companies above and would own them again at more modest valuations.

Giving up shares in nice companies is hard, but adding shares in nice companies, at inexpensive prices, outweighs the difficulty. We bought shares in Procter & Gamble, a diversified consumer company. We also purchased shares of Federated Investors and Franklin Resources, both in the mutual fund management business. Berkshire Hathaway was also added. We are enthusiastic about the prospects for each.

The Fund has a significant cash balance, which is not by design; our goal is to get the Fund invested in high return-on-capital companies at reasonable prices. However, in the absence of reasonable prices, we elect for cash as a way to avoid taking on unnecessary risk. Since more than a decade has passed since the most recent bear market, it isn’t surprising that investors generally feel little restraint and are aggressively putting money into the stock market generally, and high growth companies in particular. However, with the benefit of experience, we understand the current environment is unlikely to persist indefinitely. Holding cash has dragged the Fund’s overall performance relative to the benchmark. However, by maintaining discipline on purchases, we can help to limit the risk in the portfolio.

We love hearing from Fund shareholders. To our longstanding shareholders the following caveat will seem awfully redundant----we won’t comment on any undisclosed Fund portfolio security position, nor will we discuss whether or not we are purchasing or selling any Fund security. All Fund disclosures with respect to security purchases and sales are made to the investing public at the same time. With that minor exception noted above, we welcome all comments and questions from shareholders.

Luke E. Sims	David C. Sims
Email: luke@simscapital.com	Email: dave@simscapital.com
Phone: (414) 530-5680	Phone: (414) 765-1107

August 1, 2018

*

The S&P® Index is an unmanaged but commonly used measure of common stock total return performance. The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not include such costs. One cannot invest in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid-cap companies involve additional risks such as limited liquidity and greater volatility.

Fund holding and allocation are subject to change at any time and should not be a recommendation to buy or sell any security. Please refer to the Portfolio of Investments for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Sims Total Return Fund is distributed by Quasar Distributors, LLC.

SIMS TOTAL RETURN FUND FUND PERFORMANCE COMPARISON June 30, 2018 (Unaudited)

Initial Investment of $10,000

	Average Annual Total Return Fund Performance through June 30, 2018
	Sims Total Return Fund	S&P 500®
2018 Year to Date	-2.93%	2.65%
One Year	1.87%	14.37%
5 Years	2.71%	13.42%
10 Years	4.04%	10.17%
Since Inception	6.16%	10.22%

The performance data quoted is past performance and past performance is no guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance current to the most recent month-end, please call 1-414-765-1107.

The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares. Total returns are based on net change in net asset value (“NAV”) assuming reinvestment of distributions. As of October 28, 2017, the effective date of the most recent prospectus, the gross and net expense ratios for the Fund were both 2.80%.

*

The S&P® Index is an unmanaged but commonly used measure of common stock total return performance. The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not include such costs.

SIMS TOTAL RETURN FUND GRAPHICAL ILLUSTRATION June 30, 2018 (Unaudited)

The following chart provides a visual breakdown of the Fund by the industry sectors that the underlying securities represent as a percentage of the total investments.

Summary of Investments by Sector

Top Ten Equity Holdings

Security	Percent of Investments
Colgate-Palmolive Co.	17.6%
Abbott Laboratories	6.0%
Diamond Hill Investment Group, Inc.	5.4%
Kraft Heinz Co.	5.3%
Procter & Gamble Co.	5.0%
Berkshire Hathaway, Inc., Class B	4.6%
Federated Investors, Inc., Class B	4.6%
Starbucks Corp.	4.1%
O'Reilly Automotive, Inc.	3.8%
Franklin Resources, Inc.	3.6%
Total	60.0%

SIMS TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS As of June 30, 2018

Shares		Fair Value
	COMMON STOCKS (73.8%)
	COMMUNICATIONS (3.0%)
	Telecommunications (3.0%)
5,000	Cisco Systems, Inc.	$215,150

	CONSUMER (28.0%)
	Cosmetics/Personal Care (22.7%)
19,400	Colgate-Palmolive Co.	1,257,314
4,600	Procter & Gamble Co.	359,076
		1,616,390
	Food (5.3%)
6,000	Kraft Heinz Co.	376,920
	Total Consumer	1,993,310

	FINANCIALS (21.7%)
	Banks (3.5%)
5,000	U.S. Bancorp	250,100

	Diversified Financial Services (13.6%)
2,000	Diamond Hill Investment Group, Inc.	388,860
14,000	Federated Investors, Inc., Class B	326,480
8,000	Franklin Resources, Inc.	256,400
		971,740
	Insurance (4.6%)
1,750	Berkshire Hathaway, Inc., Class B*	326,637
	Total Financials	1,548,477

	HEALTH CARE (9.6%)
	Healthcare-Products (6.0%)
7,000	Abbott Laboratories	426,930

	Pharmaceuticals (3.6%)
7,000	Pfizer, Inc.	253,960
	Total Health Care	680,890

	RETAIL (11.5%)
	Auto Parts (7.4%)
375	AutoZone, Inc.*	251,599
1,000	O'Reilly Automotive, Inc.*	273,570
		525,169
	Restaurant (4.1%)
6,000	Starbucks Corp.	293,100
	Total Retail	818,269

	Total Common Stocks (Cost $5,016,718)	5,256,096

	SHORT-TERM INVESTMENTS (26.4%)
	Money Market Funds (26.4%)
1,881,826	First American Treasury Obligations Fund - Class Z, 1.750% (1)(2)	1,881,826

	Total Short-Term Investments (Cost $1,881,826)	1,881,826

	TOTAL INVESTMENTS (100.2%) (Cost $6,898,544)	7,137,922
	Liabilities less Other Assets (-0.2%)	(12,463)

	NET ASSETS (100.0%)	$7,125,459

*	Non-income producing.

(1)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

(2)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENT OF ASSETS AND LIABILITIES June 30, 2018

Assets:
Investments, at Fair Value (Note 2a):
Common Stocks	$5,256,096
Short-Term Investments	1,881,826
Total Investments (Cost $6,898,544)	7,137,922
Dividends and Interest Receivable	7,170
Prepaid Expenses and Other Assets	15,584
Total Assets	7,160,676

Liabilities:
Professional Fees	16,215
Transfer Agent Fees	6,795
Administration and Accounting Fees	6,280
Other Fees	5,927
Total Liabilities	35,217
Net Assets	$7,125,459

Shares Outstanding	672,597
Net Asset Value, Offering and Redemption Price Per Share	$10.59

Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$6,264,959
Accumulated Undistributed Net Realized Gain on Investments	621,122
Net Unrealized Appreciation on Investments	239,378
Net Assets	$7,125,459

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENT OF OPERATIONS For the Year Ended June 30, 2018

Investment Income:
Dividends	$161,983
Interest	16,476
Total Investment Income	178,459

Expenses:
Administration and Accounting Fees	74,308
Investment Advisory Fees (Note 3)	55,772
Shareholder Servicing Costs	40,713
Professional Fees	27,543
Registration Fees	17,578
Directors	13,000
Insurance	11,842
Printing & Postage	7,140
Pricing	6,348
Custodial Fees	2,154
Other	743
Total Expenses Before Waiver	257,141
Less Expenses Waived By Adviser (Note 3)	(9,913)
Total Net Expenses	247,228
Net Investment Loss	(68,769)

Net Realized Gain on Investments	744,551
Change in Net Unrealized Appreciation on Investments	(507,785)
Net Realized and Unrealized Gain on Investments	236,766
Net Increase in Net Assets From Operations	$167,997

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENTS OF CHANGES IN NET ASSETS

	For Year Ended June 30, 2018	For Year Ended June 30, 2017
Operations:
Net Investment Loss	$(68,769)	$(148,875)
Net Realized Gain on Investments	744,551	619,963
Change in Net Unrealized Appreciation on Investments	(507,785)	(104,754)
Net Increase in Net Assets from Operations	167,997	366,334

Distributions to Shareholders:
From Net Realized Gains	(212,327)	(861,044)
Decrease in Net Assets from Distributions	(212,327)	(861,044)

Fund Share Transactions:
Proceeds from Shares Sold	95,952	11,763
Reinvested Distributions	194,906	784,502
Cost of Shares Redeemed	(1,274,348)	(1,503,366)
Net Decrease in Net Assets from Fund Share Transactions	(983,490)	(707,101)
Total Decrease in Net Assets	(1,027,820)	(1,201,811)

Net Assets:
Beginning of Year	8,153,279	9,355,090
End of Year	$7,125,459	$8,153,279

Accumulated Undistributed Net Investment Income at End of Year	$—	$—

Transactions in Shares:
Sales	8,867	1,060
Reinvested Distributions	17,832	74,290
Redemptions	(117,107)	(135,476)
Net Decrease	(90,408)	(60,126)

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND FINANCIAL HIGHLIGHTS

The following table shows per share operation performance data, total investment return, ratios and supplemental data for each of the years ended June 30:

	2018		2017	2016	2015	2014
Sims Total Return Fund
Per Share Operating Performance
Net Asset Value, Beginning of Year	$10.69		$11.37	$12.30	$14.32	$12.50
Net Investment Income (Loss)	(0.10)		(0.20)	(0.02)	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.31		0.66	(0.30)	(0.99)	2.24
Total from Investment Operations	0.21		0.46	(0.32)	(0.98)	2.25
Less Distributions:
From Net Investment Income	—		—	(0.02)	—	(0.06)
From Net Realized Gains	(0.31)		(1.14)	(0.59)	(1.04)	(0.37)
Total Distributions	(0.31)		(1.14)	(0.61)	(1.04)	(0.43)
Net Increase (Decrease)	(0.10)		(0.68)	(0.93)	(2.02)	1.82
Net Asset Value, End of Year	$10.59		$10.69	$11.37	$12.30	$14.32

Total Investment Return	1.87%		4.13%	(2.36)%	(6.76)%	18.36%

Ratios and Supplemental Data
Net Assets, End of Year (in thousands)	$7,125		$8,153	$9,355	$11,182	$17,909
Ratio of Expenses to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments*	3.28	%**	2.80%	2.14%	2.00%	1.98%
Before Waivers, Reimbursements and Recoupments	3.41%		2.80%	2.89%	2.18%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments*	(0.91	)%**	(1.69)%	(0.15)%	0.07%	0.11%
Before Waivers, Reimbursements and Recoupments	(1.04)%		(1.69)%	(0.90)%	(0.11)%	0.17%
Portfolio Turnover	62.7%		165.1%	85.9%	17.2%	14.0%

*	Effective April 23, 2016, the expense cap of 2.00% was discontinued.
**	Effective April 23, 2018, the Adviser voluntarily agreed to waive its fee to the extent the total operating expenses exceed 2.00%.

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS June 30, 2018

1.	Organization

Sims Total Return Fund, Inc. (the “Company”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company is a Wisconsin corporation. The Company began operations on September 15, 1986. Sims Total Return Fund, the only series of the Company, is hereinafter referred to as the “Fund”. The investment objective of the Fund is to seek total return.

2.	Significant Accounting Policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

a.

Securities listed on a national securities exchange are valued at the last sale price. Securities that are traded on the NASDAQ National Market or the NASDAQ Small-Cap Market are valued at the NASDAQ Official Closing Price. If no sale is reported, the average of the last bid and asked prices is used. Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Money market mutual funds are normally priced at net asset value based on the liquidity and transparency of the market.

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,256,096	$—	$—	$5,256,096
Short-Term Investments	1,881,826	—	—	1,881,826
Total	$7,137,922	$—	$—	$7,137,922

*	All sub-categories within common stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

The Fund is required to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the year ended June 30, 2018, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the year ended June 30, 2018. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

b.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the country’s tax codes and regulations.

c.

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended June 30, 2018, the Fund did not record a liability for any unrecognized tax benefits.

GAAP requires management of the Fund to analyze the prior three open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2018, the Fund does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The following reclassifications made by the Fund during the fiscal year ended June 30, 2018, are primarily the result of permanent book/tax differences in the tax treatment of the Fund’s net investment loss.

Accumulated undistributed net investment income	$68,769
Accumulated undistributed net realized gain on investments	(68,769)

The tax character of distributions paid during the fiscal years ended June 30, 2018 and 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$89,960	$300,505
Net long term capital gains	122,367	560,539
Total distributions paid	$212,327	$861,044

e.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Sims Capital Management LLC (the “Adviser”) to serve as investment adviser. Under the terms of the agreement, the Fund pays the Adviser an investment advisory fee, payable monthly, based on the average daily net asset value of the Fund determined as of the close of each business day of the month at the annual rate of 0.74% of the average daily net asset value of the Fund. As noted in the Fund’s June 30, 2016, annual report, the Board of Directors, including all of the Independent Directors,

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS (Continued) June 30, 2018

reviewed the agreement and found it to be reasonable, fair and in the best interests of the Fund and the Fund’s shareholders. The agreement went into effect on April 23, 2016, and continued in effect for two years from that date. The agreement now comes up for renewal on an annual basis.

The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent that total annual operating expenses exceed 2.00% of the Fund’s average daily net assets. The Adviser, however, is not agreeing to an overall Fund expense cap and is not undertaking any obligation to pay into the Fund. This agreement went into effect April 23, 2018, at the renewal date of the current agreement. The Adviser cannot recoup any voluntarily waived fees.

Certain officers of the Fund are affiliated with the Adviser. The Independent Director’s remuneration for the Fund totaled $13,000 for the year ended June 30, 2018.

4.	Purchases and Sales of Securities

Total purchases and sales of securities, other than short-term investments, for the Fund for the year ended June 30, 2018, were as follows:

Purchases	$3,797,520
Sales	4,856,161

5. Tax Information

At June 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$6,898,544
Gross unrealized appreciation	678,472
Gross unrealized depreciation	(439,094)
Net unrealized appreciation on investments	$239,378

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$18,822
Undistributed long-term capital gains	602,300
Accumulated earnings	621,122
Net unrealized appreciation on investments	239,378
Total accumulated earnings	$860,500

SIMS TOTAL RETURN FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Sims Total Return Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Sims Total Return Fund, Inc. (the “Fund”) as of June 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2007.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 23, 2018

SIMS TOTAL RETURN FUND DIRECTORS AND OFFICERS June 30, 2018 (Unaudited)

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Independent Directors:
Barry S. Arnold 225 East Mason Street Suite 802 Milwaukee, WI 53202 Age: 53	Director	Indefinite, (until successor elected) 21 years As Vice President and Secretary, served 13 years	Portfolio Manager and Director of Research for Global View Capital Management, Ltd. since 2017. Former Portfolio Manager, Chief Investment Officer and Secretary of the Arnold Investment Counsel Incorporated from 1997 to 2016.	1	None
Clark Hillery 225 East Mason Street Suite 802 Milwaukee, WI 53202 Age: 68	Director	Indefinite, (until successor elected) 20 years	Director of Facilities for the Milwaukee Bucks since July 2015. Director of Team Services from 2000 to July 2015.	1	None
William J. Rack 225 East Mason Street Suite 802 Milwaukee, WI 53202 Age: 72	Director	Indefinite, (until successor elected) 16 years	Managing member of Lakeland Business Properties LLC since May 1997, which engages in commercial real estate development and leasing.	1	None
Richard L. Teigen 225 East Mason Street Suite 802 Milwaukee, WI 53202 Age: 65	Director	Indefinite (until successor elected) Elected October 2016	Retired Partner of Foley & Lardner LLP since February 2013; Partner & Associate Attorney of Foley & Lardner LLP from 1978 to 2013.	1	None
Officers of the Fund:
Luke E. Sims 225 East Mason Street Suite 802 Milwaukee, WI 53202 Age: 68	President and Chief Executive Officer	Indefinite (until successor elected) Since April 2016	Chairman of Sims Capital Management LLC (the Adviser to the Fund); and Retired Partner of Foley & Lardner LLP (national law firm) where he was affiliated from 1976 through 2010.	N/A	N/A
David C. Sims 225 East Mason Street Suite 802 Milwaukee, WI 53202 Age: 37	Vice President, Chief Financial Officer, Chief Compliance Officer, Treasurer and Secretary	Indefinite (until successor elected) Since April 2016	President of Sims Capital Management LLC (the Adviser to the Fund); Manager of Peregrine Investment Fund LLC (private investment fund); and roles with the Fund as previously identified.	N/A	N/A

Additional information about the Fund’s Directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-414-765-1107.

SIMS TOTAL RETURN FUND EXPENSE EXAMPLE For the Six Months Ended June 30, 2018 (Unaudited)

As a shareholder of the Sims Total Return Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning account value 1/1/18	Ending account value 6/30/18	Expenses paid during period 1/1/18-6/30/18[1]
Actual	$1,000.00	$970.70	$16.22
Hypothetical (5% return before expenses)	1,000.00	1,008.50	16.53

[1]

Expenses are equal to the Fund’s annualized expense ratio of 3.32% for the period from January 1, 2018 through June 30, 2018, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SIMS TOTAL RETURN FUND ADDITIONAL INFORMATION June 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-414-765-1107 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2018, will be available without charge, upon request, by calling 1-414-765-1107 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Tax Designation

For the year ended June 30, 2018, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended June 30, 2018, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

For the year ended June 30, 2018, the Fund designates $122,367 as a 20% rate gain distribution for purposes of the dividends paid deduction.

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SIMS TOTAL RETURN FUND

INVESTMENT ADVISER

Sims Capital Management LLC
225 East Mason Street, Suite 802
Milwaukee, WI 53202-3657
1-414-765-1107

OFFICERS

Luke E. Sims, President and CEO
David C. Sims, Vice President, CFO, CCO, Treasurer and Secretary

DIRECTORS

Barry S. Arnold
Clark J. Hillery
William J. Rack
Richard L. Teigen

ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-968-2122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is incorporated by reference to the Registrant’s Form N-CSR filed August 28, 2014. (SEC Accession No. 0000898531-14-000336)

Item 3. Audit Committee Financial Expert

While Sims Total Return Fund, Inc. believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the Registrant’s principal accountant for each of the last two fiscal years were as follows:

(a) Audit Fees for Registrant.

The aggregate fees billed for professional services rendered by the principal accountant to the Registrant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Fiscal year ended June 30, 2018	$14,500
Fiscal year ended June 30, 2017	$14,500

(b) Audit-Related Fees for Registrant.

The aggregate fees billed for assurance and related services by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not required under “Audit Fees” above.

Fiscal year ended June 30, 2018	$0
Fiscal year ended June 30, 2017	$0

(c) Tax Fees for Registrant.

The aggregate fees billed for professional services rendered by the principal accountant to the Registrant for review of Federal and excise tax returns, tax compliance, tax advice and tax planning. The fees paid were comprised of a review of the tax returns, tax notes and other documentation for the filing and returns, along with their underlying schedules, that were prepared by the Registrant’s administrator.

Fiscal year ended June 30, 2018	$1,500
Fiscal year ended June 30, 2017	$1,000

(d) All Other Fees.

The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

Fiscal year ended June 30, 2018	$0
Fiscal year ended June 30, 2017	$0

(e) Audit Committee’s pre-approval policies and procedures.

(1) Pursuant to the registrant’s Audit Committee Charter (“Charter”), the Audit Committee shall pre-approve all auditing services and permissible non-audit services to be provided. In addition, the Charter provides that the Audit Committee may delegate to one or more of its members the authority to grant such pre-approvals.

(2) During the fiscal year ended June 30, 2018, all of the non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the last two fiscal years there were no other non-audit services rendered by the Registrant’s principal accountant to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 11. Controls and Procedures

(a)	The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that materially affected or were reasonably likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits

(a)	(1) Code of Ethics. Incorporated by reference to the Registrant’s Form N-CSR filed August 28, 2014. (SEC Accession No. 0000898531-14-000336)

(2)	Certifications required pursuant to Sections 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(4)	There was no change in the Registrant's independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sims Total Return Fund, Inc.

/s/ Luke E. Sims
Luke E. Sims
Principal Executive Officer
August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luke E. Sims
Luke E. Sims
Principal Executive Officer
August 30, 2018

/s/ David C. Sims
David C. Sims
Principal Financial Officer
August 30, 2018